Income Tax Expenses - Significant Components of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Accrued expenses and others	¥ 18,567	¥ 12,466
Net operating loss carry forwards	69,852	32,985
Inventories write downs	985	1,463
Deferred income	161	201
Total deferred tax assets	89,565	47,115
Less: valuation allowance	(54,261)	(32,926)
Deferred tax assets, net	¥ 35,304	¥ 14,189